Revenue - Contract assets and liabilities (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contract assets
Contract assets	¥ 231,157,000	¥ 145,113,000
Impairment loss allowance	(19,881,000)	(11,452,000)
Current contract assets, net	211,276,000	133,661,000
Non-current contract assets, net	40,998,000	63,120,000
Contract assets, net	252,274,000	196,781,000
Contract liabilities
Current contract liabilities	104,960,000	58,383,000
Non-current contract liabilities	12,700,000	7,423,000
Contract liabilities	117,660,000	65,806,000
Increase in contract assets	40,488,000
Revenue from performance obligations satisfied or partially satisfied in previous years	0	0	¥ 0
Implementation
Contract assets
Contract assets	173,292,000	95,848,000
Impairment loss allowance	(18,063,000)	(9,492,000)
Contract liabilities
Current contract liabilities	875,000
Transaction based and support revenue
Contract assets
Contract assets	57,865,000	49,265,000
Impairment loss allowance	(1,818,000)	(1,960,000)
Non-current contract assets, net	40,998,000	63,120,000
Contract liabilities
Current contract liabilities	104,960,000	58,383,000
Non-current contract liabilities	12,700,000	7,423,000
Business origination services
Contract assets
Contract assets	33,836,000	44,986,000
Impairment loss allowance	(854,000)	(1,510,000)
Operation support services
Contract assets
Contract assets	20,537,000
Impairment loss allowance	(665,000)
Contract liabilities
Current contract liabilities	57,340,000	12,093,000
Non-current contract liabilities	12,634,000	7,376,000
Post implementation support services
Contract assets
Contract assets	3,492,000	4,279,000
Impairment loss allowance	(299,000)	(450,000)
Contract liabilities
Current contract liabilities	17,451,000	11,102,000
Risk management services
Contract liabilities
Current contract liabilities	19,080,000	35,188,000
Non-current contract liabilities	66,000	¥ 47,000
Others
Contract liabilities
Current contract liabilities	¥ 10,214,000